UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 5/31

Date of reporting period:  2/28/14

Item 1. Schedule of Investments.

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks 55.2%
Automobiles & Components 1.3%
BorgWarner Inc.	United States	1,000	$61,450
Brilliance China Automotive Holdings Ltd.	China	114,000	173,341
Cie Generale des Etablissements Michelin, B	France	400	48,891
[a]General Motors Co.	United States	1,783	64,545
Guangzhou Automobile Group Co. Ltd., H	China	54,000	50,309
Hyundai Mobis	South Korea	224	65,875
Nissan Motor Co. Ltd.	Japan	4,000	35,796
Toyota Motor Corp.	Japan	1,400	80,301
			580,508
Banks 4.4%
Bank Danamon Indonesia Tbk PT	Indonesia	121,000	42,544
Bank of Nova Scotia	Canada	2,500	143,038
BNP Paribas SA	France	2,610	214,163
China Merchants Bank Co. Ltd., H	China	72,201	126,531
CIT Group Inc.	United States	778	37,873
Columbia Banking System Inc.	United States	512	13,425
[a]Commerzbank AG	Germany	1,015	18,405
Hana Financial Group Inc.	South Korea	3,230	126,351
HSBC Holdings PLC	United Kingdom	4,530	47,752
Itau Unibanco Holding SA, ADR	Brazil	6,160	82,051
KB Financial Group Inc.	South Korea	4,010	150,091
[a]Lloyds Banking Group PLC	United Kingdom	35,960	49,681
PNC Financial Services Group Inc.	United States	1,365	111,630
Siam Commercial Bank PCL, fgn.	Thailand	5,700	26,554
[a]Signature Bank/New York NY	United States	940	123,074
Societe Generale	France	1,338	89,322
SunTrust Banks Inc.	United States	1,336	50,340
UniCredit SpA	Italy	18,101	144,006
United Bank Ltd.	Pakistan	101,700	130,027
United Overseas Bank Ltd.	Singapore	9,100	148,101
Wells Fargo & Co.	United States	2,337	108,484
			1,983,443
Capital Goods 4.3%
Alstom SA	France	110	2,969
BAE Systems PLC	United Kingdom	8,000	55,031
The Boeing Co.	United States	520	67,038
Carillion PLC	United Kingdom	8,330	52,895
Caterpillar Inc.	United States	429	41,600
[a]Chart Industries Inc.	United States	650	54,314
[a]CNH Industrial NV	Netherlands	1,279	14,067
[a]CNH Industrial NV (Qualifying Common Shares)	Netherlands	1,929	21,216
Compagnie de Saint-Gobain	France	470	28,214
Cummins Inc.	United States	150	21,888
Danaher Corp.	United States	860	65,781
Honeywell International Inc.	United States	700	66,108
Huntington Ingalls Industries Inc.	United States	544	55,124
Hyundai Development Co.	South Korea	5,880	161,340
ITOCHU Corp.	Japan	8,500	105,540
[a]Jacobs Engineering Group Inc.	United States	710	43,062
[a]Kloeckner & Co. SE	Germany	2,190	33,743
MTU Aero Engines AG	Germany	1,700	142,965
Noble Group Ltd.	Hong Kong	205,000	166,575
Pall Corp.	United States	730	62,780
Precision Castparts Corp.	United States	390	100,573
Rockwell Automation Inc.	United States	230	28,253
Roper Industries Inc.	United States	530	71,879
SembCorp Marine Ltd.	Singapore	20,000	64,847
Shanghai Electric Group Co. Ltd., H	China	52,000	17,556
Siemens AG	Germany	440	58,753

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments.

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

SIG PLC	United Kingdom	18,570	65,681
Stanley Black & Decker Inc.	United States	265	22,006
[a]United Rentals Inc.	United States	900	79,506
Weir Group PLC	United Kingdom	4,200	180,364
			1,951,668
Commercial & Professional Services 1.0%
Experian PLC	United Kingdom	8,400	151,927
Nielsen Holdings NV	United States	650	30,771
Serco Group PLC	United Kingdom	2,500	19,273
SGS SA	Switzerland	70	173,408
[a]Stericycle Inc.	United States	680	77,520
			452,899
Consumer Durables & Apparel 1.2%
Burberry Group PLC	United Kingdom	6,700	172,881
Luxottica Group SpA	Italy	2,800	155,294
Namco Bandai Holdings Inc.	Japan	1,700	38,025
NIKE Inc., B	United States	600	46,980
Nikon Corp.	Japan	800	14,640
Ralph Lauren Corp.	United States	190	30,605
[a]Under Armour Inc., A	United States	530	59,970
			518,395
Consumer Services 0.7%
[a]Hilton Worldwide Holdings Inc.	United States	470	10,509
Starbucks Corp.	United States	800	56,768
Whitbread PLC	United Kingdom	2,300	172,767
Wynn Resorts Ltd.	United States	350	84,872
			324,916
Diversified Financials 3.0%
Aberdeen Asset Management PLC	United Kingdom	23,500	153,669
AGF Management Ltd.	Canada	1,300	13,473
Azimut Holding SpA	Italy	4,700	156,896
Citigroup Inc.	United States	1,305	63,462
Credit Suisse Group AG	Switzerland	3,618	113,937
Deutsche Boerse AG	Germany	2,210	181,280
Discover Financial Services	United States	1,400	80,332
[a]GAM Holding Ltd.	Switzerland	1,140	20,153
[a]ING Groep NV, IDR	Netherlands	10,470	152,722
IntercontinentalExchange Group Inc.	United States	340	71,006
JPMorgan Chase & Co.	United States	1,387	78,809
KIWOOM Securities Co. Ltd.	South Korea	415	20,789
Korea Investment Holdings Co. Ltd.	South Korea	620	22,363
Man Group PLC	United Kingdom	33,410	58,022
MLP AG	Germany	3,790	27,971
Morgan Stanley	United States	1,135	34,958
T. Rowe Price Group Inc.	United States	1,000	81,170
Value Partners Group Ltd.	Hong Kong	9,400	6,008
			1,337,020
Energy 6.9%
Anadarko Petroleum Corp.	United States	500	42,080
Apache Corp.	United States	1,131	89,677
Baker Hughes Inc.	United States	2,801	177,247
BG Group PLC	United Kingdom	2,195	40,003
BP PLC	United Kingdom	19,444	164,152
China Shenhua Energy Co. Ltd., H	China	19,500	53,019
CNOOC Ltd.	China	55,000	90,150
CONSOL Energy Inc.	United States	1,548	62,075
Dragon Oil PLC	Turkmenistan	1,200	12,178
Eni SpA	Italy	3,166	76,372
Ensco PLC, A	United States	437	23,012
Ensign Energy Services Inc.	Canada	6,200	99,216
Fugro NV, IDR	Netherlands	3,130	181,890
Gazprom OAO, ADR	Russia	23,800	183,236
Inner Mongolia Yitai Coal Co. Ltd., B	China	52,200	62,118

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Kunlun Energy Co. Ltd.	China	3,100	5,521
LUKOIL Holdings, ADR (London Stock Exchange)	Russia	2,050	112,760
Marathon Oil Corp.	United States	2,739	91,757
Murphy Oil Corp.	United States	639	37,937
National Oilwell Varco Inc.	United States	370	28,505
Noble Corp. PLC	United States	1,440	44,712
Noble Energy Inc.	United States	800	55,008
Oceaneering International Inc.	United States	280	20,042
PetroChina Co. Ltd., H	China	78,000	82,016
Petroleo Brasileiro SA, ADR	Brazil	1,487	16,654
[b]Reliance Industries Ltd., GDR, 144A	India	4,580	118,553
Royal Dutch Shell PLC, A	United Kingdom	2,511	91,671
Royal Dutch Shell PLC, B	United Kingdom	2,730	106,361
Saipem SpA	Italy	649	15,261
[a]SBM Offshore NV	Netherlands	1,411	21,847
Schlumberger Ltd.	United States	800	74,400
Statoil ASA	Norway	4,310	113,773
Suncor Energy Inc.	Canada	2,200	72,618
Talisman Energy Inc. (CAD Traded)	Canada	7,211	74,280
Talisman Energy Inc. (USD Traded)	Canada	3,169	32,672
Technip SA	France	170	16,701
[c]TMK OAO, GDR, Reg S	Russia	10,450	107,165
Total SA, B	France	2,340	151,869
Transocean Ltd.	United States	1,199	50,838
Trican Well Service Ltd.	Canada	6,300	79,640
WorleyParsons Ltd.	Australia	9,300	139,465
[a]WPX Energy Inc.	United States	508	8,951
			3,127,402
Food & Staples Retailing 1.3%
CVS Caremark Corp.	United States	1,180	86,305
The Kroger Co.	United States	2,127	89,206
Metro AG	Germany	1,092	45,277
Tesco PLC	United Kingdom	38,300	211,083
Walgreen Co.	United States	945	64,213
Whole Foods Market Inc.	United States	1,300	70,265
			566,349
Food, Beverage & Tobacco 1.1%
Altria Group Inc.	United States	1,565	56,747
British American Tobacco PLC	United Kingdom	1,718	93,455
Coca-Cola Enterprises Inc.	United Kingdom	715	33,662
Dr. Pepper Snapple Group Inc.	United States	264	13,757
Imperial Tobacco Group PLC	United Kingdom	1,331	54,284
Lorillard Inc.	United States	1,271	62,355
Mead Johnson Nutrition Co., A	United States	550	44,853
[a]Monster Beverage Corp.	United States	500	37,000
PepsiCo Inc.	United States	450	36,032
Pernod Ricard SA	France	151	17,773
Philip Morris International Inc.	United States	351	28,399
Suntory Beverage & Food Ltd.	Japan	800	28,173
			506,490
Health Care Equipment & Services 2.4%
[a]Cerner Corp.	United States	1,000	61,370
Cigna Corp.	United States	1,353	107,685
Cochlear Ltd.	Australia	2,800	143,129
[a]DaVita HealthCare Partners Inc.	United States	780	53,609
Elekta AB, B	Sweden	12,000	159,560
Essilor International SA	France	1,300	135,734
Getinge AB, B	Sweden	1,207	43,450
McKesson Corp.	United States	330	58,426
Medtronic Inc.	United States	2,607	154,491
Nobel Biocare Holding AG	Switzerland	2,136	31,326
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	19,400	50,372
Stryker Corp.	United States	348	27,924

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

WellPoint Inc.	United States	449	40,675
			1,067,751
Household & Personal Products 0.8%
Avon Products Inc.	United States	2,519	38,969
Hengan International Group Co. Ltd.	China	13,000	141,049
Reckitt Benckiser Group PLC	United Kingdom	1,900	156,365
			336,383
Insurance 2.0%
ACE Ltd.	United States	905	88,572
Aegon NV	Netherlands	13,585	122,401
Aflac Inc.	United States	850	54,468
[a]Alleghany Corp.	United States	150	57,825
The Allstate Corp.	United States	108	5,860
American International Group Inc.	United States	2,111	105,064
Aviva PLC	United Kingdom	19,480	154,446
AXA SA	France	4,800	125,459
China Life Insurance Co. Ltd., H	China	5,000	14,626
MetLife Inc.	United States	1,144	57,966
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	220	48,166
Swiss Re AG	Switzerland	340	31,774
Zurich Insurance Group AG	Switzerland	116	35,541
			902,168
Materials 4.4%
Akzo Nobel NV	Netherlands	1,060	87,783
Anglo American PLC (Johannesburg Stock Exchange)	United Kingdom	4,774	120,901
Anglo American PLC (London Stock Exchange)	United Kingdom	1,510	38,685
Arab Potash Co. PLC	Jordan	2,244	83,348
Compania de Minas Buenaventura SA, ADR	Peru	1,640	20,664
CRH PLC	Ireland	2,770	81,995
Cytec Industries Inc.	United States	1,000	94,670
Ecolab Inc.	United States	1,200	129,300
Freeport-McMoRan Copper & Gold Inc., B	United States	2,362	77,048
HudBay Minerals Inc.	Canada	6,500	53,682
Impala Platinum Holdings Ltd.	South Africa	9,100	96,422
International Paper Co.	United States	1,711	83,651
MeadWestvaco Corp.	United States	1,330	49,782
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Russia	600	10,186
POSCO	South Korea	298	79,391
Praxair Inc.	United States	440	57,363
Rexam PLC	United Kingdom	4,020	33,225
Sika AG	Switzerland	45	165,962
Symrise AG	Germany	3,000	147,343
Syngenta AG	Switzerland	450	163,711
[c]Tata Steel Ltd., GDR, Reg S	India	21,673	117,088
[a]ThyssenKrupp AG	Germany	1,611	43,930
Umicore SA	Belgium	3,300	162,213
			1,998,343
Media 1.9%
CBS Corp., B	United States	1,035	69,428
[a]Charter Communications Inc., A	United States	410	51,975
Comcast Corp., Special A	United States	323	16,116
[a]Discovery Communications Inc., C	United States	700	53,991
ITV PLC	United Kingdom	48,000	162,181
Reed Elsevier PLC	United Kingdom	5,922	90,777
[a]Sirius XM Holdings Inc.	United States	19,500	70,395
Time Warner Cable Inc.	United States	548	76,912
Twenty-First Century Fox Inc., A	United States	1,750	58,695
Twenty-First Century Fox Inc., B	United States	3,362	109,366
The Walt Disney Co.	United States	1,000	80,810
			840,646
Pharmaceuticals, Biotechnology & Life Sciences 4.9%
[a]Actavis PLC	United States	650	143,533
[a]Alkermes PLC	United States	2,700	131,409

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Amgen Inc.	United States	370	45,888
[a]Biogen Idec Inc.	United States	350	119,238
Bristol-Myers Squibb Co.	United States	1,750	94,098
[a]Celgene Corp.	United States	560	90,020
CSL Ltd.	Australia	2,500	161,024
Eli Lilly & Co.	United States	699	41,667
Gerresheimer AG	Germany	540	36,828
[a]Gilead Sciences Inc.	United States	2,100	173,859
GlaxoSmithKline PLC	United Kingdom	5,590	156,427
[a]Hospira Inc.	United States	664	28,738
[a]Illumina Inc.	United States	530	90,890
Ipsen SA	France	750	32,225
Lonza Group AG	Switzerland	540	57,094
Merck & Co. Inc.	United States	2,837	161,681
Novartis AG	Switzerland	550	45,927
[a]Quintiles Transnational Holdings Inc.	United States	700	37,905
Roche Holding AG	Switzerland	980	302,378
Sanofi	France	1,160	120,588
Teva Pharmaceutical Industries Ltd., ADR	Israel	3,088	154,060
			2,225,477
Real Estate 0.3%
American Tower Corp.	United States	500	40,735
Brookfield Office Properties Inc.	United States	709	13,570
Land and Houses PCL, fgn.	Thailand	282,800	81,310
			135,615
Retailing 2.0%
[a]Amazon.com Inc.	United States	280	101,388
[a]Dollar General Corp.	United States	460	27,554
Dollarama Inc.	Canada	1,900	148,247
[a]HomeAway Inc.	United States	850	38,989
Kingfisher PLC	United Kingdom	10,480	69,126
Kohl's Corp.	United States	845	47,481
Marks & Spencer Group PLC	United Kingdom	7,550	63,569
[a]Priceline.com Inc.	United States	80	107,907
Ross Stores Inc.	United States	550	40,040
Start Today Co. Ltd.	Japan	6,500	160,138
Tractor Supply Co.	United States	750	52,920
[a]TripAdvisor Inc.	United States	350	35,084
			892,443
Semiconductors & Semiconductor Equipment 1.5%
ARM Holdings PLC	United Kingdom	9,000	152,233
ASML Holding NV	Netherlands	1,780	154,876
Microchip Technology Inc.	United States	1,900	86,545
Samsung Electronics Co. Ltd.	South Korea	134	169,572
[a]Trina Solar Ltd., ADR	China	2,103	33,711
Xilinx Inc.	United States	1,550	80,910
			677,847
Software & Services 5.0%
[a]ANSYS Inc.	United States	550	45,936
Capcom Co. Ltd.	Japan	2,200	42,055
[a]Check Point Software Technologies Ltd.	Israel	2,200	148,324
Dassault Systemes SA	France	1,500	172,390
Daum Communication Corp.	South Korea	206	13,527
[a]eBay Inc.	United States	750	44,078
[a]Facebook Inc., A	United States	1,850	126,651
[a]Google Inc., A	United States	170	206,660
Infosys Ltd., ADR	India	3,200	197,344
[a]LinkedIn Corp., A	United States	260	53,050
MasterCard Inc., A	United States	2,000	155,440
MercadoLibre Inc.	Argentina	1,500	156,270
Microsoft Corp.	United States	4,228	161,975
[a]NetSuite Inc.	United States	600	69,054
The Sage Group PLC	United Kingdom	22,000	158,959

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

[a]Salesforce.com Inc.	United States	1,350	84,199
[a]ServiceNow Inc.	United States	750	51,045
Symantec Corp.	United States	3,333	71,593
Trend Micro Inc.	Japan	600	20,098
Visa Inc., A	United States	600	135,564
Xerox Corp.	United States	6,962	76,512
[a]Yahoo! Inc.	United States	1,400	54,138
			2,244,862
Technology Hardware & Equipment 2.3%
Apple Inc.	United States	559	294,168
Cisco Systems Inc.	United States	7,275	158,595
Digital China Holdings Ltd.	China	22,000	21,772
Ericsson, B	Sweden	2,707	35,086
[a]Flextronics International Ltd.	Singapore	5,420	48,509
Hewlett-Packard Co.	United States	1,622	48,465
Kingboard Chemical Holdings Ltd.	Hong Kong	25,700	56,564
QUALCOMM Inc.	United States	1,250	94,113
SanDisk Corp.	United States	470	34,921
TE Connectivity Ltd.	United States	483	28,294
[a]Trimble Navigation Ltd.	United States	1,300	49,595
YASKAWA Electric Corp.	Japan	11,000	163,379
			1,033,461
Telecommunication Services 1.2%
China Mobile Ltd.	China	2,500	23,758
China Telecom Corp. Ltd., H	China	106,000	46,168
[a]Koninklijke KPN NV	Netherlands	7,880	28,110
Orange SA	France	3,230	40,424
[a]SBA Communications Corp.	United States	500	47,585
Telefonica SA	Spain	5,445	83,482
Telenor ASA	Norway	2,490	55,024
Verizon Communications Inc. (London Stock Exchange)	United States	755	35,821
Verizon Communications Inc. (New York Stock Exchange)	United States	176	8,363
Vivendi SA	France	1,795	51,313
Vodafone Group PLC	United Kingdom	33,823	140,989
			561,037
Transportation 1.1%
A.P. Moeller-Maersk AS, B	Denmark	7	85,573
Canadian Pacific Railway Ltd.	Canada	300	47,100
[a]Deutsche Lufthansa AG	Germany	2,700	70,012
DSV AS, B	Denmark	5,000	160,160
[a]Hub Group Inc., A	United States	950	37,116
Kansas City Southern	United States	300	28,176
Union Pacific Corp.	United States	400	72,152
			500,289
Utilities 0.2%
Centrais Eletricas Brasileiras SA	Brazil	4,000	8,554
Centrais Eletricas Brasileiras SA (Eletrobras), ADR	Brazil	2,500	5,450
Entergy Corp.	United States	344	21,954
GDF Suez	France	684	17,547
NRG Energy Inc.	United States	1,697	49,332
			102,837
Total Common Stocks (Cost $19,197,266)			24,868,249
Preferred Stocks 0.8%
Banks 0.2%
Banco Bradesco SA, ADR, pfd.	Brazil	6,600	77,550
Energy 0.2%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	6,258	72,968
Materials 0.4%
Vale SA, ADR, pfd., A	Brazil	15,400	192,346
Total Preferred Stocks (Cost $515,794)			342,864

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)
		Principal Amount*
Corporate Bonds 3.4%
Automobiles & Components 0.2%
BMW US Capital LLC, senior note, 1.25%, 7/20/16	Germany	65,000	EUR	90,795
Banks 0.8%
Bank of Montreal, senior note, 1.45%, 4/09/18	Canada	100,000		98,956
HSBC USA Inc., senior note, 2.375%, 2/13/15	United Kingdom	120,000		122,225
Royal Bank of Canada, senior note, 1.20%, 1/23/17	Canada	65,000		65,404
Toyota Motor Credit Corp., senior note, 2.10%, 1/17/19	Japan	65,000		65,535
				352,120
Capital Goods 0.2%
John Deere Capital Corp., 0.70%, 9/04/15	United States	90,000		90,475
Diversified Financials 0.3%
Caterpillar International Finance Ltd., senior note, 1.375%, 5/18/15	United States	100,000	EUR	139,357
Energy 0.4%
Chevron Corp., senior note, 0.889%, 6/24/16	United States	150,000		151,243
[b]NGPL PipeCo LLC,
secured note, 144A, 7.119%, 12/15/17	United States	6,000		5,963
senior secured note, 144A, 9.625%, 6/01/19	United States	25,000		27,063
				184,269
Food & Staples Retailing 0.3%
Costco Wholesale Corp., senior note, 1.125%, 12/15/17	United States	150,000		149,031
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev Finance, senior note, 0.80%, 1/15/16	Belgium	150,000		150,592
Media 0.4%
Clear Channel Communications Inc., senior secured note, first lien, 9.00%, 12/15/19	United States	65,000		68,575
The Walt Disney Co., senior note, 1.10%, 12/01/17	United States	110,000		109,596
				178,171
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Johnson & Johnson, senior note, 1.65%, 12/05/18	United States	65,000		65,400
Software & Services 0.1%
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	8,000		9,600
[b]senior note, 144A, 11.75%, 8/15/21	United States	16,000		17,200
[b]senior secured bond, 144A, 8.25%, 1/15/21	United States	5,000		5,450
[b]senior sub. note, 144A, 11.75%, 8/15/21	United States	6,000		6,450
[b,d]First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	10,000		9,665
				48,365
Technology Hardware & Equipment 0.2%
[b]Avaya Inc.,
senior note, 144A, 10.50%, 3/01/21	United States	17,000		16,193
senior secured note, 144A, 7.00%, 4/01/19	United States	17,000		16,957
Hewlett-Packard Co., senior note, 2.35%, 3/15/15	United States	50,000		50,897
				84,047
Transportation 0.1%
[b]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	23,000		23,848
Total Corporate Bonds (Cost $1,532,657)				1,556,470
[e]Senior Floating Rate Interests 0.1%
Technology Hardware & Equipment 0.1%
Avaya Inc.,
Tranche B-3 Term Loan, 4.734%, 10/26/17	United States	20,829		20,317
Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	4,957		4,951
Total Senior Floating Rate Interests (Cost $23,564)				25,268
		Units
Exchange Traded Notes (Cost $1,061,866) 2.5%
Energy 2.5%
[a,f,g]iPATH Dow Jones-UBS Commodity Index Total Return ETN, 6/12/36	United States	28,200		1,109,106

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

		Principal Amount*
Foreign Government and Agency Securities 14.0%
Government of Canada,
2.25%, 8/01/14	Canada	18,000		CAD	16,355
1.00%, 11/01/14	Canada	50,000		CAD	45,198
2.00%, 12/01/14	Canada	48,000		CAD	43,713
1.00%, 2/01/15	Canada	132,000		CAD	119,322
1.25%, 9/01/18	Canada	130,000		CAD	115,995
Government of France,
3.25%, 4/25/16	France	125,000		EUR	183,544
[b]senior note, 144A, 1.375%, 1/29/18	France	152,000			151,523
Government of Hungary,
5.50%, 12/22/16	Hungary	350,000		HUF	1,608
4.125%, 2/19/18	Hungary	50,000			51,031
4.00%, 4/25/18	Hungary	1,060,000		HUF	4,561
5.375%, 2/21/23	Hungary	80,000			81,448
A, 6.75%, 11/24/17	Hungary	5,540,000		HUF	26,361
A, 7.00%, 6/24/22	Hungary	9,950,000		HUF	47,472
A, 6.00%, 11/24/23	Hungary	5,760,000		HUF	25,747
B, 6.75%, 2/24/17	Hungary	3,260,000		HUF	15,462
B, 5.50%, 6/24/25	Hungary	29,850,000		HUF	127,806
senior note, 6.25%, 1/29/20	Hungary	32,000			35,060
senior note, 6.375%, 3/29/21	Hungary	6,000			6,585
[c]senior note, Reg S, 4.375%, 7/04/17	Hungary	95,000		EUR	137,399
[c]senior note, Reg S, 5.75%, 6/11/18	Hungary	10,000		EUR	15,042
Government of Ireland,
5.50%, 10/18/17	Ireland	40,300		EUR	64,140
5.90%, 10/18/19	Ireland	26,000		EUR	43,437
4.50%, 4/18/20	Ireland	40,000		EUR	62,569
5.00%, 10/18/20	Ireland	123,000		EUR	198,023
senior bond, 4.50%, 10/18/18	Ireland	11,000		EUR	17,204
senior bond, 4.40%, 6/18/19	Ireland	37,000		EUR	57,758
senior bond, 5.40%, 3/13/25	Ireland	131,670		EUR	216,377
Government of Malaysia,
3.434%, 8/15/14	Malaysia	960,000		MYR	293,685
3.741%, 2/27/15	Malaysia	120,000		MYR	36,883
3.835%, 8/12/15	Malaysia	70,000		MYR	21,583
4.72%, 9/30/15	Malaysia	507,000		MYR	158,523
3.197%, 10/15/15	Malaysia	40,000		MYR	12,221
Government of Mexico,
9.50%, 12/18/14	Mexico	23,700	[h]	MXN	186,910
6.00%, 6/18/15	Mexico	4,720	[h]	MXN	36,575
8.00%, 12/17/15	Mexico	10,770	[h]	MXN	86,897
6.25%, 6/16/16	Mexico	290	[h]	MXN	2,291
Government of Poland,
5.75%, 4/25/14	Poland	1,000,000		PLN	333,400
5.50%, 4/25/15	Poland	235,000		PLN	80,345
6.25%, 10/24/15	Poland	6,000		PLN	2,095
5.00%, 4/25/16	Poland	325,000		PLN	112,029
4.75%, 10/25/16	Poland	240,000		PLN	82,733
Strip, 7/25/14	Poland	90,000		PLN	29,592
Strip, 7/25/15	Poland	491,000		PLN	156,688
Strip, 1/25/16	Poland	555,000		PLN	174,092
[b]Government of Slovenia, senior note, 144A, 5.85%, 5/10/23	Slovenia	200,000			215,629
Government of Sweden, 6.75%, 5/05/14	Sweden	1,670,000		SEK	263,117
[b]Government of the Netherlands, 144A, Strip, 4/15/16	Netherlands	120,000		EUR	164,818
[b]Government of Ukraine, 144A, 7.75%, 9/23/20	Ukraine	280,000			249,175
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	38,900,000		KRW	36,420
senior bond, 2.80%, 8/02/15	South Korea	181,710,000		KRW	170,719
senior note, 2.78%, 10/02/14	South Korea	71,000,000		KRW	66,672
senior note, 2.84%, 12/02/14	South Korea	14,730,000		KRW	13,841
senior note, 2.74%, 2/02/15	South Korea	40,790,000		KRW	38,302
senior note, 2.76%, 6/02/15	South Korea	50,000,000		KRW	46,960
senior note, 2.90%, 12/02/15	South Korea	225,900,000		KRW	212,542

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	92,800,000		KRW	87,459
3.25%, 6/10/15	South Korea	80,160,000		KRW	75,731
2.75%, 12/10/15	South Korea	216,120,000		KRW	202,778
2.75%, 6/10/16	South Korea	75,000,000		KRW	70,296
3.00%, 12/10/16	South Korea	68,400,000		KRW	64,454
[i]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	Mexico	569	[j]	MXN	4,424
5.00%, 6/16/16	Mexico	59,140	[j]	MXN	485,803
3.50%, 12/14/17	Mexico	1,847	[j]	MXN	14,964
4.00%, 6/13/19	Mexico	1,744	[j]	MXN	14,564
2.50%, 12/10/20	Mexico	359	[j]	MXN	2,753
[e]Province of Ontario, FRN, 1.428%, 12/03/18	Canada	130,000		CAD	117,684
Total Foreign Government and Agency Securities (Cost $6,099,842)					6,336,387
U.S. Government and Agency Securities 6.1%
FHLB,
0.25%, 2/20/15	United States	375,000			375,353
0.375%, 6/24/16	United States	190,000			189,836
U.S. Treasury Note,
0.625%, 7/15/14	United States	875,000			876,795
0.375%, 3/15/15	United States	150,000			150,352
1.00%, 8/31/16	United States	1,085,000			1,093,092
[i]Index Linked, 0.125%, 4/15/18	United States	63,515			65,807
Total U.S. Government and Agency Securities (Cost $2,742,547)					2,751,235
Total Investments before Short Term Investments (Cost $31,173,536)					36,989,579
Short Term Investments 10.6%
Foreign Government and Agency Securities 3.9%
[k]Bank of Negara Monetary Notes, 3/27/14 - 1/08/15	Malaysia	1,317,000		MYR	397,490
Government of Canada, 2.00%, 3/01/14	Canada	20,000		CAD	18,074
Government of Germany, 2.25%, 4/11/14	Germany	125,000		EUR	172,871
Korea Monetary Stabilization Bond,
senior bond, 2.72%, 9/09/14	South Korea	18,000,000		KRW	16,896
senior note, 2.57%, 6/09/14	South Korea	126,000,000		KRW	118,195
[k]Mexico Treasury Bills, 4/03/14 - 12/11/14	Mexico	522,140	[l]	MXN	385,234
[k]Monetary Authority of Singapore Treasury Bills, 4/04/14 - 5/02/14	Singapore	792,000		SGD	624,618
Total Foreign Government and Agency Securities (Cost $1,747,738)					1,733,378
U.S. Government and Agency Securities (Cost $950,115) 2.1%
U.S. Treasury Note, 0.25%, 3/31/14	United States	950,000			950,130
Total Investments before Money Market Funds (Cost $33,871,389)					39,673,087
		Shares
Money Market Funds (Cost $2,056,198) 4.6%
[a,m]Institutional Fiduciary Trust Money Market Portfolio	United States	2,056,198			2,056,198
Total Investments (Cost $35,927,587) 92.7%					41,729,285
Other Assets, less Liabilities 7.3%					3,272,514
Net Assets 100.0%					$45,001,799

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 28, 2014, the aggregate value of these securities was $1,028,487, representing 2.28% of net assets.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2014, the aggregate value of these securities was $376,694, representing 0.84% of net assets.

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

d Income may be received in additional securities and/or cash.
e The coupon rate shown represents the rate at period end.
f The security is owned by GAF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 5.
g Security does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.
h Principal amount is stated in 100 Mexican Peso Units.
i Principal amount of security is adjusted for inflation.
j Principal amount is stated in 100 Unidad de Inversion Units.
k The security is traded on a discount basis with no stated coupon rate.
l Principal amount is stated in 10 Mexican Peso Units.
m The Institutional Fiduciary Trust Money Market Portfolio is managed by one of the Fund's investment managers.

At February 28, 2014, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Equity Contracts
Amsterdam Index	Short	4	$439,944	3/21/14	$3,078	$-
CAC 40 10 Euro	Long	22	1,337,358	3/21/14	18,015	-
DAX Index	Long	9	3,002,224	3/21/14	151,924	-
FTSE 100 Index	Short	5	567,075	3/21/14	-	(13,228)
KOSPI 200 Index	Long	9	1,086,997	3/13/14	-	(14,826)
Mini MSCI Emerging Markets Index	Short	47	2,249,420	3/21/14	-	(93,914)
S&P 500 E-Mini	Short	12	1,114,560	3/21/14	-	(17,631)
S&P/TSX 60 Index	Short	4	587,259	3/20/14	-	(42,010)
TOPIX Index	Long	4	475,835	3/13/14	22,972	-
Unrealized appreciation (depreciation) on equity contracts					195,989	(181,609)

Interest Rate Contracts
10 Yr. Mini Japan Government Bond	Short	9	1,283,428	3/10/14	-	(8,262)
Australian 10 Yr. Bond	Long	55	5,726,468	3/17/14	132,460	-
Canadian 10 Yr. Bond	Long	4	472,034	6/19/14	1,253	-
Euro-Bund	Short	30	5,977,332	3/6/14	-	(126,057)
Long Gilt	Short	35	6,411,120	6/26/14	-	(20,083)
U.S. Treasury 10 Yr. Note	Long	21	2,615,156	6/19/14	5,571	-
Unrealized appreciation (depreciation) on interest rate contracts					139,284	(154,402)
Net unrealized appreciation (depreciation) on financial futures contracts						$(738)

At February 28, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
Euro	DBAB	Buy	83,517	114,427	3/03/14	$827	$-
Euro	DBAB	Sell	83,517	109,887	3/03/14	-	(5,366)
Euro	BZWS	Sell	7,491	9,802	3/07/14	-	(536)
Euro	DBAB	Sell	40,000	52,356	3/07/14	-	(2,844)
Japanese Yen	BZWS	Sell	3,863,800	38,972	3/07/14	1,016	-
Euro	BZWS	Sell	12,953	16,874	3/10/14	-	(1,001)
Euro	CITI	Sell	25,814	33,725	3/10/14	-	(1,898)

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Mexican Peso	HSBC	Buy	753,430	57,352		3/10/14	-	(588)
Malaysian Ringgit	HSBC	Buy	113,809	35,915		3/11/14	-	(1,199)
Malaysian Ringgit	JPHQ	Buy	30,630	9,672		3/12/14	-	(329)
Euro	BZWS	Sell	4,551	5,922		3/17/14	-	(358)
Euro	CITI	Sell	2,661	3,454		3/18/14	-	(218)
Malaysian Ringgit	DBAB	Buy	38,299	11,505		3/18/14	173	-
Hungarian Forint	DBAB	Buy	8,203,000	25,977	EUR	3/19/14	652	-
Hungarian Forint	JPHQ	Buy	2,458,480	7,793	EUR	3/19/14	185	-
Japanese Yen	CITI	Sell	3,100,000	32,650		3/19/14	2,196	-
Australian Dollar	DBAB	Sell	1,700,000	1,511,236		3/20/14	-	(3,221)
British Pound Sterling	DBAB	Sell	1,300,000	2,114,840		3/20/14	-	(60,893)
Canadian Dollar	DBAB	Buy	1,710,000	1,536,756		3/20/14	10,872	(3,238)
Canadian Dollar	DBAB	Sell	1,710,000	1,589,289		3/20/14	44,900	-
Euro	DBAB	Sell	1,308,000	1,795,753		3/20/14	-	(9,260)
Hungarian Forint	JPHQ	Buy	4,113,000	12,988	EUR	3/20/14	377	-
Japanese Yen	DBAB	Buy	92,000,000	880,846		3/20/14	22,984	-
Japanese Yen	DBAB	Sell	381,620,000	3,720,830		3/20/14	-	(28,296)
New Zealand Dollar	DBAB	Buy	525,000	436,485		3/20/14	2,851	-
Norwegian Krone	DBAB	Buy	4,750,000	764,169		3/20/14	26,815	-
South Korean Won	JPHQ	Buy	150,292,000	139,508		3/20/14	1,310	-
South Korean Won	JPHQ	Sell	397,898,400	375,376		3/20/14	2,559	-
Swedish Krona	DBAB	Buy	3,137,000	475,609		3/20/14	13,509	-
Swiss Franc	DBAB	Sell	900,000	1,011,293		3/20/14	-	(12,068)
Euro	BZWS	Sell	4,538	5,893		3/21/14	-	(369)
Hungarian Forint	JPHQ	Buy	4,091,000	12,989	EUR	3/21/14	277	-
Japanese Yen	BZWS	Sell	1,580,000	16,702		3/24/14	1,180	-
Japanese Yen	DBAB	Sell	1,542,000	16,333		3/24/14	1,183	-
Euro	CITI	Sell	9,009	11,718		3/26/14	-	(714)
Euro	UBSW	Sell	108,000	147,949		3/27/14	-	(1,088)
Euro	DBAB	Buy	4,566	5,960		3/31/14	341	-
Euro	DBAB	Sell	4,566	5,887		3/31/14	-	(413)
Euro	DBAB	Sell	2,665	3,425		4/03/14	-	(253)
Euro	BZWS	Sell	4,483	5,770		4/07/14	-	(417)
Euro	DBAB	Sell	5,365	7,021		4/11/14	-	(382)
Euro	HSBC	Sell	5,386	7,050		4/16/14	-	(383)
Japanese Yen	BZWS	Sell	1,270,000	13,056		4/21/14	577	-
Japanese Yen	JPHQ	Sell	760,000	7,802		4/21/14	334	-
Euro	RBS	Buy	392,000	537,416		4/22/14	3,532	-
Euro	BZWS	Sell	4,457	5,870		4/22/14	-	(281)
Euro	JPHQ	Sell	865	1,132		4/22/14	-	(61)
Japanese Yen	JPHQ	Sell	880,000	8,990		4/22/14	343	-
Polish Zloty	RBS	Buy	400,000	131,040		4/22/14	1,245	-
Euro	BZWS	Sell	3,615	4,715		4/30/14	-	(274)
Euro	DBAB	Sell	16,000	21,242		4/30/14	-	(838)
Euro	BZWS	Sell	9,004	11,934		5/05/14	-	(491)
Euro	GSFX	Sell	4,537	5,969		5/07/14	-	(292)
Euro	CITI	Sell	9,840	12,987		5/13/14	-	(592)
Euro	BOFA	Buy	6,623	9,012		5/15/14	128	-
Euro	BOFA	Sell	65,794	88,620		5/15/14	3	(2,177)
Euro	BZWS	Buy	2,654	3,619		5/15/14	44	-
Euro	BZWS	Sell	7,535	10,264		5/15/14	-	(135)
Euro	HSBC	Buy	1,741	2,356		5/15/14	47	-
Euro	HSBC	Sell	5,547	7,585		5/15/14	3	(72)
Euro	SSBT	Buy	754	1,019		5/15/14	22	-
Euro	SSBT	Sell	6,153	8,428		5/15/14	2	(64)
Euro	BZWS	Sell	3,672	4,779		5/16/14	-	(288)
Euro	BOFA	Sell	789	1,064		5/19/14	-	(24)

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Euro	BZWS	Sell	19,084	24,566		5/21/14	-	(1,770)
Swedish Krona	BZWS	Buy	480,000	53,359	EUR	5/21/14	1,132	-
Euro	JPHQ	Sell	11,547	14,929		5/23/14	-	(1,005)
Euro	BZWS	Sell	5,324	6,879		5/30/14	-	(468)
Indian Rupee	JPHQ	Buy	11,380,800	180,715		5/30/14	255	-
Euro	BZWS	Sell	13,300	17,337		6/05/14	-	(1,017)
Japanese Yen	CITI	Sell	3,100,000	31,259		6/09/14	791	-
Japanese Yen	HSBC	Sell	4,600,000	46,460		6/09/14	1,248	-
Japanese Yen	JPHQ	Sell	3,100,000	31,135		6/09/14	667	-
Japanese Yen	BZWS	Sell	4,130,000	42,439		6/10/14	1,846	-
Japanese Yen	HSBC	Sell	4,400,000	45,487		6/10/14	2,240	-
Japanese Yen	JPHQ	Sell	2,980,000	30,286		6/10/14	996	-
Japanese Yen	DBAB	Sell	1,500,000	15,609		6/11/14	866	-
Japanese Yen	JPHQ	Sell	4,080,000	42,490		6/11/14	2,388	-
Japanese Yen	JPHQ	Sell	1,700,000	17,992		6/17/14	1,283	-
Euro	BZWS	Sell	1,929	2,590		6/20/14	-	(72)
Euro	BOFA	Sell	123,367	167,749		7/17/14	-	(2,501)
Euro	BZWS	Sell	314	426		7/17/14	-	(7)
Euro	HSBC	Sell	3,743	5,095		7/17/14	-	(71)
Euro	SSBT	Sell	263	360		7/17/14	-	(3)
Euro	DBAB	Sell	12,000	15,872		7/25/14	-	(689)
Euro	GSFX	Sell	12,000	15,886		7/25/14	-	(674)
Euro	JPHQ	Sell	16,000	21,271		7/31/14	-	(810)
Euro	UBSW	Sell	17,000	22,625		8/01/14	-	(835)
Euro	HSBC	Sell	16,000	21,207		8/04/14	-	(874)
Euro	BZWS	Sell	8,000	10,610		8/05/14	-	(430)
South Korean Won	BOFA	Sell	14,970,326	13,902		8/12/14	12	(38)
South Korean Won	FBCO	Sell	35,146,437	32,673		8/12/14	35	(60)
South Korean Won	HSBC	Sell	31,291,795	29,118		8/12/14	48	(42)
British Pound Sterling	BOFA	Buy	7,029	11,686		8/19/14	63	-
British Pound Sterling	BOFA	Sell	62,642	104,647		8/19/14	-	(67)
British Pound Sterling	BZWS	Buy	1,982	3,291		8/19/14	23	-
British Pound Sterling	BZWS	Sell	130,988	218,736		8/19/14	-	(227)
British Pound Sterling	FBCO	Sell	407	678		8/19/14	-	(2)
British Pound Sterling	HSBC	Buy	3,475	5,777		8/19/14	31	-
British Pound Sterling	HSBC	Sell	94,616	158,047		8/19/14	-	(116)
British Pound Sterling	SSBT	Buy	8,412	14,003		8/19/14	63	(4)
British Pound Sterling	SSBT	Sell	437	728		8/19/14	-	(3)
Japanese Yen	CITI	Sell	34,544,250	356,104		8/29/14	16,400	-
Japanese Yen	JPHQ	Sell	33,831,600	348,171		8/29/14	15,475	-
Philippine Peso	JPHQ	Buy	10,959,000	246,936		8/29/14	-	(3,864)
Swedish Krona	DBAB	Buy	3,003,165	341,548	EUR	8/29/14	-	(4,265)
Euro	DBAB	Sell	805,000	1,066,062		9/03/14	-	(44,896)
Chilean Peso	DBAB	Buy	114,700,000	214,754		9/05/14	-	(13,075)
Hungarian Forint	JPHQ	Buy	4,038,000	13,320	EUR	9/23/14	-	(610)
Hungarian Forint	JPHQ	Buy	3,232,000	10,554	EUR	9/25/14	-	(342)
Euro	DBAB	Sell	32,000	43,182		9/26/14	-	(982)
Mexican Peso	DBAB	Buy	1,296,000	95,716		10/14/14	296	-
Japanese Yen	JPHQ	Sell	3,465,000	33,339		10/17/14	-	(749)
Chilean Peso	CITI	Buy	160,137,000	307,778		10/20/14	-	(27,009)
Japanese Yen	JPHQ	Sell	6,550,000	66,728		10/20/14	2,288	-
Euro	BZWS	Sell	174,000	237,945		10/21/14	-	(2,201)
Japanese Yen	BZWS	Sell	840,000	8,614		10/22/14	349	-
Euro	JPHQ	Sell	17,084	22,780		11/12/14	-	(799)
Japanese Yen	JPHQ	Sell	1,300,000	13,146		11/13/14	354	-
Japanese Yen	DBAB	Sell	1,634,000	16,447		11/14/14	368	-
Euro	DBAB	Sell	21,573	28,999		11/17/14	-	(776)

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

Euro	JPHQ	Sell	21,301	28,833	11/20/14	-	(567)
Brazilian Real	HSBC	Buy	110,000	44,643	11/21/14	-	(824)
Euro	DBAB	Sell	24,773	33,789	1/07/15	-	(406)
Japanese Yen	DBAB	Sell	3,820,000	36,956	1/16/15	-	(658)
Japanese Yen	JPHQ	Sell	3,465,000	33,375	1/20/15	-	(744)
Euro	DBAB	Sell	64,000	87,516	1/30/15	-	(827)
Japanese Yen	JPHQ	Sell	3,300,000	32,683	2/06/15	183	-
Japanese Yen	SCNY	Sell	3,280,000	32,476	2/06/15	172	-
Euro	DBAB	Sell	113,000	152,855	2/09/15	-	(3,128)
Japanese Yen	BZWS	Sell	3,280,000	32,472	2/09/15	167	-
Japanese Yen	JPHQ	Sell	3,290,000	32,500	2/09/15	97	-
Japanese Yen	HSBC	Sell	4,290,000	42,091	2/12/15	-	(163)
Japanese Yen	JPHQ	Sell	4,287,000	42,111	2/12/15	-	(114)
Japanese Yen	CITI	Sell	5,680,000	55,730	2/13/15	-	(215)
Japanese Yen	JPHQ	Sell	2,850,000	27,902	2/13/15	-	(169)
Japanese Yen	CITI	Sell	2,840,000	27,832	2/17/15	-	(142)
Japanese Yen	GSFX	Sell	2,850,000	28,076	2/18/15	4	-
Japanese Yen	JPHQ	Sell	2,850,000	28,067	2/18/15	-	(6)
Malaysian Ringgit	HSBC	Buy	49,054	14,516	2/18/15	173	-
Euro	DBAB	Sell	140,000	192,444	2/23/15	-	(813)
Japanese Yen	BZWS	Sell	1,420,000	13,864	2/25/15	-	(123)
Euro	BZWS	Sell	70,528	96,810	2/26/15	-	(547)
Japanese Yen	BZWS	Sell	2,840,000	27,770	2/26/15	-	(205)
Euro	DBAB	Sell	83,517	114,477	2/27/15	-	(811)
Japanese Yen	DBAB	Sell	915,000	8,977	2/27/15	-	(37)
Unrealized appreciation (depreciation)						190,800	(262,773)
Net unrealized appreciation (depreciation)							$(71,973)

*In U.S. dollars unless otherwise indicated.
a May be comprised of multiple contracts using the same currency and settlement date.

At February 28, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty /	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR	CME	8/22/23	$190,000	$-	$(5,350)
Pay Fixed rate semiannual 3.018%
Receive Floating rate 3-month USD BBA LIBOR	CME	8/22/43	110,000	-	(5,367)
Pay Fixed rate semiannual 3.848%
Net unrealized appreciation (depreciation)					$(10,717)

Franklin Templeton International Trust

Consolidated Statement of Investments, February 28, 2014 (unaudited) (continued)

At February 28, 2014, the Fund had the following total return swap contracts outstanding. See Note 3.

	Counterparty /	Notional		Number of	Expiration	Unrealized	Unrealized
Description	Exchange	Amount		Contracts	Date	Appreciation	Depreciation
OTC Sw aps
Traded Index
Sw iss Market Index Bullet Sw ap	MSCO	843,300	CHF	10	3/21/14	$35,586	$ -
OTC Sw aps unrealized appreciation (depreciation)						$35,586

ABBREVIATIONS

Counterparty / Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
GSFX	-	Goldman Sachs Bank
HSBC	-	HSBC Bank USA, NA
JPHQ	-	JP Morgan Chase & Co.
MSCO	-	Morgan Stanley
RBS	-	The Royal Bank of Scotland Group PLC
SCNY	-	Standard Chartered Bank
SSBT	-	State Street Bank Corp.
UBSW	-	UBS AG

Currency

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
HUF	-	Hungarian Forint
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
GDR	-	Global Depositary Receipt
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Franklin Templeton International Trust

Notes to Consolidated Statement of Investments (unaudited)

Franklin Templeton Global Allocation Fund

1. ORGANIZATION

Franklin Templeton International Trust is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Franklin Templeton Global Allocation Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded notes, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate or equity price risk, and certain foreign securities. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to the equity price risk of an underlying asset. A total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset are recorded as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund did not hold any option contracts at period end.

4. INCOME TAXES

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$36,221,814

Unrealized appreciation	$6,691,476
Unrealized depreciation	(1,184,005)
Net unrealized appreciation (depreciation)	$5,507,471

5. INVESTMENT IN GAF HOLDINGS CORP. (GAF SUBSIDIARY)

The Fund invests in certain financial instruments through its investment in the GAF subsidiary. The GAF subsidiary is a Cayman Islands exempted Liability Company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At February 28, 2014, the GAF subsidiary’s investments as well as any other assets and liabilities of the GAF subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At February 28, 2014, the net assets of the GAF subsidiary were $2,365,875, representing 5.26% of the Fund's consolidated net assets. The Fund’s investment in the GAF subsidiary is limited to 25% of consolidated assets.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Equity Investments:[a]
Capital Goods	$1,930,452	$21,216		$-	$1,951,668
Energy	3,017,134	183,236		-	3,200,370
Other Equity Investments[b]	20,059,075	-		-	20,059,075
Corporate Bonds	-	1,556,470		-	1,556,470
Senior Floating Rate Interests	-	25,268		-	25,268
Exchange Traded Notes	1,109,106	-		-	1,109,106
Foreign Government and Agency Securities	-	6,336,387		-	6,336,387
U.S. Government and Agency Securities	-	2,751,235		-	2,751,235
Short Term Investments	2,056,198	2,683,508		-	4,739,706
Total Investments in Securities	$28,171,965	$13,557,320		$-	$41,729,285
Sw ap Contracts	-	35,586		-	35,586
Forw ard Exchange Contracts	-	190,800		-	190,800
Futures Contracts	335,273	-		-	335,273

Liabilities:
Sw ap Contracts	-	10,717		-	10,717
Forw ard Exchange Contracts	-	262,773		-	262,773
Futures Contracts	336,011	-		-	336,011

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Consolidated Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  April 25, 2014

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  April 25, 2014